Investing Activities (Tables)	12 Months Ended
Dec. 31, 2014
Investments [Abstract]
Investing income [Table Text Block]
Investing Income

	Years Ended December 31,
	2014	2013	2012
	(Millions)
Gain on remeasurement of equity-method investment (1)	$2,544	$—	$—
Equity earnings (losses) (1)	144	134	111
Income (loss) from investments (1)	—	28	49
Interest income and other	43	53	28
Total investing income	$2,731	$215	$188
__________

(1)	Items also included in Segment profit (loss). (See Note 19 – Segment Disclosures.)

Investments [Table Text Block]
Investments

	December 31,
	2014	2013
	(Millions)
Equity method:
Appalachia Midstream Investments (2)	$3,033	$—
Delaware Basin gas gathering system — 50% (2)	1,478	—
UEOM — 49% (2)	1,411	—
Discovery Producer Services LLC (Discovery) — 60% (1)	602	527
Laurel Mountain — 69% (1)	459	481
Overland Pass Pipeline Company LLC (OPPL) — 50%	453	452
Caiman II — 58% (1)	432	256
Gulfstream — 50%	317	333
Access Midstream Partners — 24% in 2013	—	2,161
Other	215	150
	$8,400	$4,360
___________

(1)
We account for these investments under the equity method of accounting due to the significant participatory rights of our partners such that we do not control or are otherwise not the primary beneficiary of the investments.

(2)
We acquired these investments in the ACMP Acquisition. (Note 2 – Acquisitions.) As discussed in Note 1 – Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies, the Appalachia Midstream Investments include investments in 11 different gathering systems in the Marcellus Shale. Ownership interests range from 33.75 percent to 67.50 percent, resulting in an overall approximate average interest of 45 percent. For those investments where we own in excess of 50 percent, we apply the equity-method of accounting due to the significant participation rights of our partners such that we do not control.

Contributions [Table Text Block]

	2014	2013	2012
	(Millions)
Caiman II	$175	$192	$69
Discovery	106	193	169
Appalachia Midstream Investments	84	—	—
UEOM	57	—	—
Delaware Basin gas gathering system	20	—	—
Laurel Mountain	12	42	174

Dividends and distributions [Table Text Block]

	2014	2013	2012
	(Millions)
Appalachia Midstream Investments	$120	$—	$—
Gulfstream	81	81	79
Access Midstream	64	93	—
Laurel Mountain	39	—	—
Discovery	36	12	21
OPPL	27	27	28
Aux Sable Liquid Products L.P.	15	20	28

Summarized Financial Position and Results of Operations of Equity Method Investments [Table Text Block]
Summarized Financial Position and Results of Operations of All Equity-Method Investments

	December 31,
	2014	2013
	(Millions)
Assets (liabilities):
Current assets	$599	$689
Noncurrent assets	9,135	13,621
Current liabilities	(850)	(573)
Noncurrent liabilities	(954)	(4,563)
Noncontrolling interest	—	(254)

	Years Ended December 31,
	2014	2013	2012
	(Millions)
Gross revenue	$1,623	$2,406	$1,821
Operating income	534	699	557
Net income	460	627	488